N-4	Dec. 31, 2022 USD ($)
Prospectus:
Document Type	N-4
Entity Registrant Name	The Variable Annuity Life Insurance Company Separate Account A
Entity Central Index Key	0000354912
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2022
Amendment Flag	false
VALIC POTENTIA VA (333-49232)
Prospectus:
Fees and Expenses [Text Block]
FEES AND EXPENSES	Location in Prospectus
Charges for Early Withdrawals
•There are no surrender or withdrawal charges under the Contract.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from the Potentia General Account (a type of Fixed
Account Option).
Fee Tables
Transaction Charges
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from the Potentia General Account (a type of Fixed
Account Option).
•There may also be taxes on Purchase Payments.
Fee Tables Fees and Charges
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.45%	1.45%
	Investment Options[2] (Fund fees and expenses)	0.21%	0.95%
1 As a percentage of average daily net asset value allocated to a Variable
Account Option.
2 As a percentage of Fund net assets, plus any applicable amounts deemed to be Platform Charges. Currently, there are no amounts deemed to be Platform
Charges.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

	Lowest Annual Cost: $1,688	Highest Annual Cost: $2,431
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract fees and Fund fees
and expenses
•No optional benefits
•No surrender charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract fees and Fund fees
and expenses
•No surrender charges
•No additional Purchase Payments,
transfers, or withdrawals

Charges for Early Withdrawals [Text Block]
Charges for Early Withdrawals
•There are no surrender or withdrawal charges under the Contract.
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from the Potentia General Account (a type of Fixed
Account Option).
Fee Tables

Transaction Charges [Text Block]
Transaction Charges
•You may be subject to a market value adjustment if you make an early withdrawal or transfer from the Potentia General Account (a type of Fixed
Account Option).
•There may also be taxes on Purchase Payments.
Fee Tables Fees and Charges

Ongoing Fees and Expenses [Table Text Block]
Ongoing Fees and Expenses (annual charges)
The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the options you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.
				Fees and Charges
	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.45%	1.45%
	Investment Options[2] (Fund fees and expenses)	0.21%	0.95%
1 As a percentage of average daily net asset value allocated to a Variable
Account Option.
2 As a percentage of Fund net assets, plus any applicable amounts deemed to be Platform Charges. Currently, there are no amounts deemed to be Platform
Charges.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

	Lowest Annual Cost: $1,688	Highest Annual Cost: $2,431
Assumes:
•Investment of $100,000
•5% annual appreciation
•Least expensive combination of
base Contract fees and Fund fees
and expenses
•No optional benefits
•No surrender charges
•No additional Purchase Payments,
transfers, or withdrawals

Assumes:
•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
base Contract fees and Fund fees
and expenses
•No surrender charges
•No additional Purchase Payments,
transfers, or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	1.45%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.45%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of average daily net asset value allocated to a Variable Account Option.
Investment Options (of Other Amount) Minimum [Percent]	0.21%
Investment Options (of Other Amount) Maximum [Percent]	0.95%
Investment Options Footnotes [Text Block]	2 As a percentage of Fund net assets, plus any applicable amounts deemed to be Platform Charges. Currently, there are no amounts deemed to be Platform Charges.
Lowest Annual Cost [Dollars]	$ 1,688
Highest Annual Cost [Dollars]	$ 2,431
Risks [Table Text Block]
	RISKS	Location in Prospectus
Risk of Loss	You can lose money by investing in this Contract, including your principal investment.	Principal Risks of Investing in the Contract

Investment Restrictions [Text Block]	Certain investment options may not be available under your Contract.•You may transfer funds between the investment options, subject to certain restrictions.•Transfers between the investment options, as well as certain purchases and redemptions, are subject to policies designed to deter market timing and frequent transfers.•Transfers to and from the Fixed Account Option are subject to special restrictions.•We reserve the right to remove or substitute Funds as investment options.
Tax Implications [Text Block]	You should consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.•If you purchase the Contract through a tax-qualified plan, there is no additional tax benefit under the Contract.•Withdrawals may be subject to ordinary income tax. You may have to pay a tax penalty if you take a withdrawal before age 59½.
Investment Professional Compensation [Text Block]	VALIC no longer pays commissions to financial professionals for sales or subsequent premiums on the Contracts. In addition, the Company and the Distributor no longer enter into marketing and/or sales agreements with broker-dealers regarding the promotion and marketing of the Contracts.
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should exchange a contract you already own only if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Item 4. Fee Table [Text Block]	The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender, or make withdrawals from the Contract, or transfer cash value between investment options. State premium taxes may also be deducted.Transaction Expenses
Maximum Surrender Charge	None
The following tables describe the fees and expenses that you will pay each year during the time that you own the Contract, not including the Fund fees and expenses. Annual Contract Expenses
Annual Variable Account Option Maintenance Charge	None
Annual Fees	Current	Maximum
Base Contract Expenses(1) (as a percentage of average daily net asset value allocated to the Variable Account Option)	1.45%	1.45%
Annual Fund Expenses The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A of this document.
Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)	Minimum(2)	Maximum(3)
	0.21%	0.95%
Footnotes to the Fee Tables (1) Also referred to as “Separate Account Charges.” See “Purchase Unit Value” in the SAI for a discussion of how the Separate Account Charges impact the calculation of each Division’s unit value. For additional information, see “Fees and Charges – Separate Account Charges.” (2) The Mutual Fund with the lowest total annual fund operating expenses is the Goldman Sachs VIT Government Money Market Fund. (3) The Mutual Fund with the highest total annual fund operating expenses is the VALIC Company I Science & Technology Fund.
Transaction Expenses [Table Text Block]	Transaction Expenses
Maximum Surrender Charge	None

Deferred Sales Load (of Purchase Payments), Maximum [Percent]	0.00%
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.45%
Base Contract Expense (of Average Account Value), Minimum [Percent]	1.45%
Base Contract Expense, Footnotes [Text Block]	(1) Also referred to as “Separate Account Charges.” See “Purchase Unit Value” in the SAI for a discussion of how the Separate Account Charges impact the calculation of each Division’s unit value. For additional information, see “Fees and Charges – Separate Account Charges.”
Other Annual Expense (of Average Account Value), Maximum [Percent]	0.00%
Annual Portfolio Company Expenses [Table Text Block]	Annual Fund Expenses The next table shows the minimum and maximum total operating expenses charged by the Funds that you may pay periodically during the time that you own the Contract. A complete list of Funds available under the Contract, including their annual expenses, may be found in Appendix A of this document. Footnotes to the Fee Tables (1) Also referred to as “Separate Account Charges.” See “Purchase Unit Value” in the SAI for a discussion of how the Separate Account Charges impact the calculation of each Division’s unit value. For additional information, see “Fees and Charges – Separate Account Charges.” (2) The Mutual Fund with the lowest total annual fund operating expenses is the Goldman Sachs VIT Government Money Market Fund. (3) The Mutual Fund with the highest total annual fund operating expenses is the VALIC Company I Science & Technology Fund.
Portfolio Company Expenses [Text Block]	Annual Fund Expenses(expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees (if applicable), and other expenses)
Portfolio Company Expenses Minimum [Percent]	0.21%
Portfolio Company Expenses Maximum [Percent]	0.95%
Portfolio Company Expenses, Footnotes [Text Block]	(2) The Mutual Fund with the lowest total annual fund operating expenses is the Goldman Sachs VIT Government Money Market Fund. (3) The Mutual Fund with the highest total annual fund operating expenses is the VALIC Company I Science & Technology Fund.
Surrender Expense, 1 Year, Maximum [Dollars]	$ 2,431
Surrender Expense, 1 Year, Minimum [Dollars]	1,688
Surrender Expense, 3 Years, Maximum [Dollars]	7,487
Surrender Expense, 3 Years, Minimum [Dollars]	5,237
Surrender Expense, 5 Years, Maximum [Dollars]	12,813
Surrender Expense, 5 Years, Minimum [Dollars]	9,032
Surrender Expense, 10 Years, Maximum [Dollars]	27,405
Surrender Expense, 10 Years, Minimum [Dollars]	19,704
Annuitized Expense, 1 Year, Maximum [Dollars]	2,431
Annuitized Expense, 1 Year, Minimum [Dollars]	1,688
Annuitized Expense, 3 Years, Maximum [Dollars]	7,487
Annuitized Expense, 3 Years, Minimum [Dollars]	5,237
Annuitized Expense, 5 Years, Maximum [Dollars]	12,813
Annuitized Expense, 5 Years, Minimum [Dollars]	9,032
Annuitized Expense, 10 Years, Maximum [Dollars]	27,405
Annuitized Expense, 10 Years, Minimum [Dollars]	19,704
No Surrender Expense, 1 Year, Maximum [Dollars]	2,431
No Surrender Expense, 1 Year, Minimum [Dollars]	1,688
No Surrender Expense, 3 Years, Minimum [Dollars]	5,237
No Surrender Expense, 5 Years, Maximum [Dollars]	12,813
No Surrender Expense, 5 Years, Minimum [Dollars]	9,032
No Surrender Expense, 10 Years, Maximum [Dollars]	27,405
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 19,704
Item 5. Principal Risks [Table Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this Contract is more beneficial to investors with a long-time horizon. Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus. Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A withdrawal may reduce the value of your standard benefits. For instance, a withdrawal may reduce the value of the death benefit. A total withdrawal (surrender) will result in the termination of your interest in the Contract. A withdrawal (or transfer) made after the first year from the Fixed Account Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from the Fixed Account Option for up to six months when permitted by law. Variable Account Option Risk. Amounts that you invest in the Variable Account Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Account Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Account Option’s performance depends on the performance of its underlying Mutual Fund. Each Mutual Fund has its own investment risks, and you are exposed to the Mutual Fund’s investment risks when you invest in a Variable Account Option. You are responsible for selecting Variable Account Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance. Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract that are paid from our general account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Account Options. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee. Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Purchase Unit values or process other contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes. Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the affected underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
Item 10. Benefits Available (N-4) [Text Block]	The following tables summarize information about the benefits available under the Contract.
Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Standard Death Benefit	Provides a death benefit based on the Account Value	No Charge	•Payable only during the Purchase Period •Generally payable only if death occurs on or after age 70 •Withdrawals may significantly reduce the benefit
Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	No Charge	•No more than one systematic withdrawal election may be in effect at any time •We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Affiliate Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	No Charge
•Applies only to Contracts or certificates issued on
December 29, 2006 or earlier
•Additional financial guarantee is subject to the affiliate’s financial strength and claims-paying ability
•Does not guarantee Contract value or the investment
performance of the Variable Account Options

Benefits Available [Table Text Block]
Benefits
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions / Limitations
Standard Death Benefit	Provides a death benefit based on the Account Value	No Charge	•Payable only during the Purchase Period •Generally payable only if death occurs on or after age 70 •Withdrawals may significantly reduce the benefit
Systematic Withdrawals	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period	No Charge	•No more than one systematic withdrawal election may be in effect at any time •We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Affiliate Guarantee	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations	No Charge
•Applies only to Contracts or certificates issued on
December 29, 2006 or earlier
•Additional financial guarantee is subject to the affiliate’s financial strength and claims-paying ability
•Does not guarantee Contract value or the investment
performance of the Variable Account Options

Name of Benefit [Text Block]	Name of Benefit
Purpose of Benefit [Text Block]	Purpose
Brief Restrictions / Limitations [Text Block]	Brief Description of Restrictions / Limitations
Name of Benefit [Text Block]	Name of Benefit
Operation of Benefit [Text Block]	If a Participant dies before withdrawing his entire interest in the Contract, the remaining interest will be paid to the Participant’s Beneficiary(ies) as determined under the plan, in accordance with the plan and the Code. If the Participant dies during the Payout Period, the remaining annuity payments, if any, will be paid to the Participant’s Beneficiary(ies) as determined under the plan and as described below. Death benefits are paid only once per Participant. If your Account Value is reduced to zero, you may no longer make subsequent Purchase Payments or transfers, and no death benefit will be paid.
Item 17. Portfolio Companies (N-4) [Text Block]	The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Refer to your employer’s retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts. The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[4]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers	0.71%	None	0.71%	-25.85%	9.18%	11.85%
	Growth Fund[2,3] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)	0.61%	None	0.61%	-36.05%	7.06%	11.13%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.74%	None	0.74%	-19.15%	11.96%	13.41%
	Stock Index Fund[2,3] Adviser: VALIC Sub-Adviser: SunAmerica	0.29%	None	0.29%	-18.33%	9.09%	12.20%
	Systematic Core Fund[2,3] Adviser: VALIC Sub-Adviser: Goldman Sachs Asset Management, L.P.	0.63%	None	0.63%	-18.72%	9.25%	12.23%
Domestic Mid- Cap Equity	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.34%	None	0.34%	-13.35%	6.32%	10.43%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.75%	None	0.75%	-23.40%	9.53%	11.77%
Domestic Small- Cap Equity	Small Cap Growth Fund[2,3] Adviser: VALIC Sub-Advisers: J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc.	0.89%	None	0.89%	-32.44%	6.14%	11.60%
	Small Cap Index Fund[2,3] Adviser: VALIC Sub-Adviser: SunAmerica	0.36%	None	0.36%	-20.66%	3.80%	8.77%
Global Equity (International and Domestic)	International Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.64%	None	0.64%	-16.55%	3.24%	7.88%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.93%	None	0.93%	-25.35%	-3.28%	0.45%
Specialty	Science & Technology Fund[2,3] Adviser: VALIC Sub-Advisers: BlackRock, Voya, and Wellington Management Company LLP	0.91%	None	0.91%	-39.00%	8.05%	14.66%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[4]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.67%	None	0.67%	-16.24%	4.40%	7.06%
	Conservative Growth Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.66%	None	0.66%	-14.16%	2.34%	3.97%
	Moderate Growth Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	-14.77%	4.12%	6.14%
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge Investments LLC	0.51%	None	0.51%	-14.25%	0.02%	1.13%
	Goldman Sachs VIT Government Money Market Fund[3] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	1.58%	1.17%	0.75%*
* Average Annual Total Returns is since inception of the Fund. [1] The following adviser/sub-adviser abbreviations are used in this table:•BlackRock – BlackRock Investment Management, LLC•Goldman Sachs – Goldman Sachs Asset Management, L.P.•JPMIM – J.P. Morgan Investment Management Inc.•SunAmerica – SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)•VALIC – The Variable Annuity Life Insurance Company•Voya – Voya Investment Management Co. LLC[2] A VALIC Company I Fund.[3] This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information. [4] A Platform Charge may only be increased to the extent that the Base Contract Expense plus the Platform Charge does not exceed 1.25%.
Prospectuses Available [Text Block]	The following is a list of Funds available under the Contract. More information about the Funds is available in the prospectuses for the Funds, which may be amended from time to time and can be found online at www.corebridgefinancial.com/rs/prospectus-and-reports/annuities. You can also request this information at no cost by calling 1-800-448-2542. Refer to your employer’s retirement program documents for a list of the employer-selected Variable Account Options and any limitations on the number of Variable Account Options you may choose. All Funds may not be available for all plans or individual or group contracts.The current expenses and performance information below reflect fees and expenses of the Funds, but do not reflect the other fees and expenses that your Contract may charge, such as Platform Charge. Expenses would be higher and performance would be lower if these other charges were included. Each Fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[4]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Domestic Large-Cap Equity	Capital Appreciation Fund[2] Adviser: VALIC Sub-Adviser: Columbia Management Investment Advisers	0.71%	None	0.71%	-25.85%	9.18%	11.85%
	Growth Fund[2,3] Adviser: VALIC Sub-Advisers: BlackRock Investment Management, LLC and SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)	0.61%	None	0.61%	-36.05%	7.06%	11.13%
	Large Capital Growth Fund[2] Adviser: VALIC Sub-Adviser: Massachusetts Financial Services Company	0.74%	None	0.74%	-19.15%	11.96%	13.41%
	Stock Index Fund[2,3] Adviser: VALIC Sub-Adviser: SunAmerica	0.29%	None	0.29%	-18.33%	9.09%	12.20%
	Systematic Core Fund[2,3] Adviser: VALIC Sub-Adviser: Goldman Sachs Asset Management, L.P.	0.63%	None	0.63%	-18.72%	9.25%	12.23%
Domestic Mid- Cap Equity	Mid Cap Index Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.34%	None	0.34%	-13.35%	6.32%	10.43%
	Mid Cap Strategic Growth Fund[2] Adviser: VALIC Sub-Advisers: Janus Henderson Investors US LLC and Voya Investment Management Co. LLC	0.75%	None	0.75%	-23.40%	9.53%	11.77%
Domestic Small- Cap Equity	Small Cap Growth Fund[2,3] Adviser: VALIC Sub-Advisers: J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc.	0.89%	None	0.89%	-32.44%	6.14%	11.60%
	Small Cap Index Fund[2,3] Adviser: VALIC Sub-Adviser: SunAmerica	0.36%	None	0.36%	-20.66%	3.80%	8.77%
Global Equity (International and Domestic)	International Socially Responsible Fund[2] Adviser: VALIC Sub-Adviser: SunAmerica	0.64%	None	0.64%	-16.55%	3.24%	7.88%
International Equity	Emerging Economies Fund[2] Adviser: VALIC Sub-Adviser: JPMIM	0.93%	None	0.93%	-25.35%	-3.28%	0.45%
Specialty	Science & Technology Fund[2,3] Adviser: VALIC Sub-Advisers: BlackRock, Voya, and Wellington Management Company LLP	0.91%	None	0.91%	-39.00%	8.05%	14.66%
Type	Fund – Share Class Adviser/Sub-Adviser[1]	Current Expenses	Platform Charge[4]	Current Expenses + Platform Charge	Average Annual Total Returns (as of Dec. 31, 2022)
					1 Year	5 Year	10 Year (or life of fund)
Hybrid (Equity and Fixed Income)	Aggressive Growth Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.67%	None	0.67%	-16.24%	4.40%	7.06%
	Conservative Growth Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.66%	None	0.66%	-14.16%	2.34%	3.97%
	Moderate Growth Lifestyle Fund[2,3] Adviser: VALIC Sub-Adviser: JPMIM	0.62%	None	0.62%	-14.77%	4.12%	6.14%
Fixed Income	Core Bond Fund[2] Adviser: VALIC Sub-Adviser: PineBridge Investments LLC	0.51%	None	0.51%	-14.25%	0.02%	1.13%
	Goldman Sachs VIT Government Money Market Fund[3] – Institutional Shares Adviser: Goldman Sachs	0.18%	None	0.18%	1.58%	1.17%	0.75%*

Portfolio Company Objective [Text Block]	Type
Temporary Fee Reductions, Current Expenses [Text Block]	This Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. See the Fund prospectus for additional information.
VALIC POTENTIA VA (333-49232) | ShortTermInvestmentRiskMember
Prospectus:
Principal Risk [Text Block]	Short-Term Investment Risk. This Contract is not designed for short-term investing and may not be appropriate for an investor who needs ready access to cash. The benefits of tax deferral and long-term income mean that this Contract is more beneficial to investors with a long-time horizon.
VALIC POTENTIA VA (333-49232) | GroupPlanRiskMember
Prospectus:
Principal Risk [Text Block]	Group Plan Risk. The Contract is primarily designed to be purchased by an employer for use in a retirement plan. Your participation in a group Contract will be subject to the terms and conditions of your retirement plan and applicable law. This may impact your ability to make Purchase Payments, request withdrawals or loans, select payout options, or take other actions under the Contract. If the Contract is being used in a retirement plan through your employer, you should always refer to the terms and conditions in your employer’s plan when reviewing the description of the Contract in this prospectus.
VALIC POTENTIA VA (333-49232) | WithdrawalRiskMember
Prospectus:
Principal Risk [Text Block]	Withdrawal Risk. You should carefully consider the risks associated with withdrawals under the Contract. If you make a withdrawal prior to age 59½, there may be adverse tax consequences, including a 10% federal tax penalty. A withdrawal may reduce the value of your standard benefits. For instance, a withdrawal may reduce the value of the death benefit. A total withdrawal (surrender) will result in the termination of your interest in the Contract. A withdrawal (or transfer) made after the first year from the Fixed Account Option may be subject to a market value adjustment that may reduce the value of your investment. We may defer payment of withdrawals from the Fixed Account Option for up to six months when permitted by law.
VALIC POTENTIA VA (333-49232) | VariableAccountOptionRiskMember
Prospectus:
Principal Risk [Text Block]	Variable Account Option Risk. Amounts that you invest in the Variable Account Options are subject to the risk of poor investment performance. You assume the investment risk. Generally, if the Variable Account Options that you select make money, your Account Value goes up, and if they lose money, your Account Value goes down. Each Variable Account Option’s performance depends on the performance of its underlying Mutual Fund. Each Mutual Fund has its own investment risks, and you are exposed to the Mutual Fund’s investment risks when you invest in a Variable Account Option. You are responsible for selecting Variable Account Options that are appropriate for you based on your own individual circumstances, investment goals, financial situation, and risk tolerance.
VALIC POTENTIA VA (333-49232) | FinancialStrengthandClaimsPayingAbilityRiskMember
Prospectus:
Principal Risk [Text Block]	Financial Strength and Claims-Paying Ability Risk. All guarantees under the Contract that are paid from our general account are subject to our financial strength and claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. If your Contract or certificate was issued on December 29, 2006 or earlier, our insurance obligations under the Contract are also guaranteed by American Home Assurance Company, our affiliate, subject to its financial strength and claims-paying ability. This guarantee does not guarantee Contract value or the investment performance of the Variable Account Options. If American Home Assurance Company experiences financial distress, it may not be able to fulfill its financial obligations under the guarantee.
VALIC POTENTIA VA (333-49232) | BusinessDisruptionMember
Prospectus:
Principal Risk [Text Block]	Business Disruption. Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-19) and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate Purchase Unit values or process other contract-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.
VALIC POTENTIA VA (333-49232) | CybersecurityRiskMember
Prospectus:
Principal Risk [Text Block]	Cybersecurity Risk. We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners and service providers, our business is vulnerable to physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption, disclosure and destruction of sensitive business data, including personal information, maintained on our or our business partners’ or service providers’ systems, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying Funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Purchase Unit values, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines and enforcement action, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the affected underlying Funds to lose value. There may be an increased risk of cyber-attacks during periods of geo-political or military conflict. Despite our implementation of policies and procedures, which we believe to be reasonable, that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid cyber-attacks or information security breaches in the future that may affect your contract and/or personal information.
VALIC POTENTIA VA (333-49232) | Risk of Loss [Member]
Prospectus:
Risk [Text Block]	You can lose money by investing in this Contract, including your principal investment.
Principal Risk [Text Block]	Risk of Loss. Variable annuities involve risks, including possible loss of principal. Your losses could be significant. This Contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank. This Contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.
VALIC POTENTIA VA (333-49232) | Not Short Term Investment Risk [Member]
Prospectus:
Risk [Text Block]	This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.•You may be subject to a market value adjustment if you make an early withdrawal or transfer from the Potentia General Account (a type of Fixed Account Option).•The benefits of tax deferral and long-term income mean the Contract is generally more beneficial to investors with a long investment time horizon.
VALIC POTENTIA VA (333-49232) | Investment Options Risk [Member]
Prospectus:
Risk [Text Block]	An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract.•Each investment option (including the Fixed Account Option) has its own unique risks.•You should review the investment options before making an investment decision.
VALIC POTENTIA VA (333-49232) | Insurance Company Risk [Member]
Prospectus:
Risk [Text Block]	An investment in the Contract is subject to the risks related to us, VALIC. Any obligations (including under any Fixed Account Option), guarantees, and benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about us, including our financial strength ratings, is available upon request by calling 1-800-448-2542 or visiting www.corebridgefinancial.com/rs.
VALIC POTENTIA VA (333-49232) | VALICCompanyICapitalAppreciationFundMember
Prospectus:
Portfolio Company Objective [Text Block]	DomesticLarge-CapEquity
Portfolio Company Name [Text Block]	Capital Appreciation Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Columbia Management Investment Advisers
Current Expenses [Percent]	0.71%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	(25.85%)
Average Annual Total Returns, 5 Years [Percent]	9.18%
Average Annual Total Returns, 10 Years [Percent]	11.85%
VALIC POTENTIA VA (333-49232) | VALICCompanyIGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and SunAmerica Asset Management, LLC (an affiliate of VALIC due to common ownership)
Current Expenses [Percent]	0.61%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.61%
Average Annual Total Returns, 1 Year [Percent]	(36.05%)
Average Annual Total Returns, 5 Years [Percent]	7.06%
Average Annual Total Returns, 10 Years [Percent]	11.13%
VALIC POTENTIA VA (333-49232) | VALICCompanyILargeCapitalGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Large Capital Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.74%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	(19.15%)
Average Annual Total Returns, 5 Years [Percent]	11.96%
Average Annual Total Returns, 10 Years [Percent]	13.41%
VALIC POTENTIA VA (333-49232) | VALICCompanyIStockIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Stock Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.29%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.29%
Average Annual Total Returns, 1 Year [Percent]	(18.33%)
Average Annual Total Returns, 5 Years [Percent]	9.09%
Average Annual Total Returns, 10 Years [Percent]	12.20%
VALIC POTENTIA VA (333-49232) | VALICCompanyISystematicCoreFundMember
Prospectus:
Portfolio Company Name [Text Block]	Systematic Core Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.63%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.63%
Average Annual Total Returns, 1 Year [Percent]	(18.72%)
Average Annual Total Returns, 5 Years [Percent]	9.25%
Average Annual Total Returns, 10 Years [Percent]	12.23%
VALIC POTENTIA VA (333-49232) | VALICCompanyIMidCapIndexFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Mid-Cap Equity
Portfolio Company Name [Text Block]	Mid Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.34%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.34%
Average Annual Total Returns, 1 Year [Percent]	(13.35%)
Average Annual Total Returns, 5 Years [Percent]	6.32%
Average Annual Total Returns, 10 Years [Percent]	10.43%
VALIC POTENTIA VA (333-49232) | VALICCompanyIMidCapStrategicGrowthFundMember
Prospectus:
Portfolio Company Name [Text Block]	Mid Cap Strategic Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	Janus Henderson Investors US LLC and Voya Investment Management Co. LLC
Current Expenses [Percent]	0.75%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	(23.40%)
Average Annual Total Returns, 5 Years [Percent]	9.53%
Average Annual Total Returns, 10 Years [Percent]	11.77%
VALIC POTENTIA VA (333-49232) | VALICCompanyISmallCapGrowthFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Domestic Small-Cap Equity
Portfolio Company Name [Text Block]	Small Cap Growth Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc. and T. Rowe Price Associates, Inc.
Current Expenses [Percent]	0.89%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	(32.44%)
Average Annual Total Returns, 5 Years [Percent]	6.14%
Average Annual Total Returns, 10 Years [Percent]	11.60%
VALIC POTENTIA VA (333-49232) | VALICCompanyISmallCapIndexFundMember
Prospectus:
Portfolio Company Name [Text Block]	Small Cap Index Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.36%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.36%
Average Annual Total Returns, 1 Year [Percent]	(20.66%)
Average Annual Total Returns, 5 Years [Percent]	3.80%
Average Annual Total Returns, 10 Years [Percent]	8.77%
VALIC POTENTIA VA (333-49232) | VALICCompanyIInternationalSociallyResponsibleMember
Prospectus:
Portfolio Company Objective [Text Block]	Global Equity(Internationaland Domestic)
Portfolio Company Name [Text Block]	International Socially Responsible Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	SunAmerica
Current Expenses [Percent]	0.64%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.64%
Average Annual Total Returns, 1 Year [Percent]	(16.55%)
Average Annual Total Returns, 5 Years [Percent]	3.24%
Average Annual Total Returns, 10 Years [Percent]	7.88%
VALIC POTENTIA VA (333-49232) | VALICCompanyIEmergingEconomiesFundMember
Prospectus:
Portfolio Company Objective [Text Block]	InternationalEquity
Portfolio Company Name [Text Block]	Emerging Economies Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.93%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	(25.35%)
Average Annual Total Returns, 5 Years [Percent]	(3.28%)
Average Annual Total Returns, 10 Years [Percent]	0.45%
VALIC POTENTIA VA (333-49232) | VALICCompanyIScienceTechnologyFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Specialty
Portfolio Company Name [Text Block]	Science & Technology Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	BlackRock, Voya, and Wellington Management Company LLP
Current Expenses [Percent]	0.91%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	(39.00%)
Average Annual Total Returns, 5 Years [Percent]	8.05%
Average Annual Total Returns, 10 Years [Percent]	14.66%
VALIC POTENTIA VA (333-49232) | VALICCompanyIAggressiveGrowthLifestyleFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Hybrid(Equity andFixed Income)
Portfolio Company Name [Text Block]	Aggressive Growth Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.67%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.67%
Average Annual Total Returns, 1 Year [Percent]	(16.24%)
Average Annual Total Returns, 5 Years [Percent]	4.40%
Average Annual Total Returns, 10 Years [Percent]	7.06%
VALIC POTENTIA VA (333-49232) | VALICCompanyIConservativeGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Conservative Growth Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.66%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	(14.16%)
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	3.97%
VALIC POTENTIA VA (333-49232) | VALICCompanyIModerateGrowthLifestyleFundMember
Prospectus:
Portfolio Company Name [Text Block]	Moderate Growth Lifestyle Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	JPMIM
Current Expenses [Percent]	0.62%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	(14.77%)
Average Annual Total Returns, 5 Years [Percent]	4.12%
Average Annual Total Returns, 10 Years [Percent]	6.14%
VALIC POTENTIA VA (333-49232) | VALICCompanyICoreBondFundMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Core Bond Fund
Portfolio Company Adviser [Text Block]	VALIC
Portfolio Company Subadviser [Text Block]	PineBridge Investments LLC
Current Expenses [Percent]	0.51%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.51%
Average Annual Total Returns, 1 Year [Percent]	(14.25%)
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.13%
VALIC POTENTIA VA (333-49232) | GoldmanSachsVITGovernmentMoneyMarketFundInstitutionalMember
Prospectus:
Portfolio Company Name [Text Block]	Goldman Sachs VIT Government Money Market Fund[3] – Institutional Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs
Current Expenses [Percent]	0.18%
Platform Charge [Percent]	0.00%
Current Expenses + Platform Charge [Percent]	0.18%
Average Annual Total Returns, 1 Year [Percent]	1.58%
Average Annual Total Returns, 5 Years [Percent]	1.17%
Average Annual Total Returns, 10 Years [Percent]	0.75%
VALIC POTENTIA VA (333-49232) | SystematicWithdrawalsMember
Prospectus:
Name of Benefit [Text Block]	Systematic Withdrawals
Purpose of Benefit [Text Block]	Allows you to automatically receive withdrawals on a regular basis during the Purchase Period
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•No more than one systematic withdrawal election may be in effect at any time•We reserve the right to discontinue any or all systematic withdrawals or to change the terms at any time
Name of Benefit [Text Block]	Systematic Withdrawals
VALIC POTENTIA VA (333-49232) | AffiliateGuaranteeMember
Prospectus:
Name of Benefit [Text Block]	Affiliate Guarantee
Purpose of Benefit [Text Block]	For certain Contracts and certificates, provides an additional financial guarantee with respect to our insurance obligations
Standard Benefit [Flag]	true
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Applies only to Contracts or certificates issued on December 29, 2006 or earlier•Additional financial guarantee is subject to the affiliate’s financial strength and claims-paying ability•Does not guarantee Contract value or the investment performance of the Variable Account Options
Name of Benefit [Text Block]	Affiliate Guarantee
VALIC POTENTIA VA (333-49232) | Standard Death Benefit [Member]
Prospectus:
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Provides a death benefit based on the Account Value
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	•Payable only during the Purchase Period•Generally payable only if death occurs on or after age 70•Withdrawals may significantly reduce the benefit
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	Death Benefits
Beneficiary Information The Beneficiary may receive death benefits: •In a lump sum; or•In the form of an annuity under any of the payout options stated in the Payout Period section of this prospectus subject to the restrictions of that payout option; or•In a manner consistent with the Code section 401(a)(9) or 72(s). Payment of any death benefits must be within the time limits set by federal tax law and by the plan, if any.Spousal Beneficiaries. A spousal Beneficiary may receive death benefits as shown above or, in the case of a qualified Contract, may delay any distributions until the Annuitant would have reached age 72 or roll the funds over to an Individual Retirement Annuity. In the case of a nonqualified Contract, a spousal Beneficiary may receive death benefits as shown above or may continue the Contract as Contract Owner. Beneficiaries Other Than Spouses. If the Beneficiary is not the spouse of the Annuitant, death benefits must be paid: •In full within 5 years after the year of the Annuitant’s death; or•By payments beginning within 1 year after the year of the Annuitant’s death under:1.A life annuity;2.A life annuity with payments guaranteed to be made for at least a specified fixed period; or3.An annuity or other stream of payments for a designated period not exceeding the Beneficiary’s life expectancy.If the Annuitant dies before the beginning of the Payout Period, the named Beneficiary may receive the payout. Payments for a designated or fixed period and guarantee periods for a life annuity cannot be for a greater period of time than the Beneficiary’s life expectancy. After choosing a payment option, a Beneficiary may exercise many of the investment options and other rights that the Participant or Contract Owner had under the Contracts. As indicated above, a Participant may elect to annuitize only a certain portion and leave the remaining value in the account. The death benefit in such situations would include the value of the amount remaining in the Participant’s account minus the amount applied to Payout Payments.
Calculation Method of Benefit [Text Block]	During The Payout Period If death occurs during the Payout Period, the Beneficiary may receive a death benefit depending on the payout option selected. The amount of death benefit will also depend on the payout option selected. The payout options available are described in the “Payout Period” section of this prospectus. •If the life only option or joint and survivor life option was chosen, there will be no death benefit.•If the life with guaranteed period option, joint and survivor life with guaranteed periods option, life with cash or unit refund option or payment for a designated period option was chosen, and the entire amount guaranteed has not been paid, the Beneficiary may choose one of the following within 60 days after death benefits are payable: 1.Receive the present value of any remaining payments in a lump sum; or2.Receive the remaining payments under the same terms of the guaranteed period option chosen by the deceased Annuitant; or3.Receive the present value of any remaining payments applied under the payment for a designated period option for a period equal to or shorter than the period remaining. Spousal beneficiaries may be entitled to more favorable treatment under federal tax law.